Related Party Transactions - Additional Information - Petrojarl I FPSO (Detail) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Jul. 01, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Equity distribution			$ 250,299	$ 214,656	$ 192,142
Petrojarl I FPSO [Member]
Related Party Transaction [Line Items]
Entity acquired, purchase price		$ 57,000
Estimated cost of project		$ 267,000
Interest rate, percentage		6.50%		6.50%
Petrojarl I FPSO [Member] | Teekay Corporation [Member]
Related Party Transaction [Line Items]
Equity distribution				$ 12,400
Percentage of ownership in acquired entity after acquisition	100.00%
Petrojarl Knarr Fpso [Member]
Related Party Transaction [Line Items]
Entity acquired, purchase price	$ 529,400